Risk Management - Portfolio Concentration Credit Risk Industry Sector (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and due from banks
Credit risk
Financial assets	$ 1,057,393	$ 1,408,167
Cash and due from banks | Financial Services
Credit risk
Financial assets	894,972	1,289,666
Cash and due from banks | Chilean Central Bank
Credit risk
Financial assets	162,421	118,501
Financial assets held-for-trading
Credit risk
Financial assets	1,538,578	1,379,958
Financial assets held-for-trading | Financial Services
Credit risk
Financial assets	221,414	897,612
Financial assets held-for-trading | Chilean Central Bank
Credit risk
Financial assets	1,062,558	423,565
Financial assets held-for-trading | Government
Credit risk
Financial assets	254,606	58,781
Cash collateral on securities borrowed and reverse repurchase agreements
Credit risk
Financial assets	91,641	55,703
Cash collateral on securities borrowed and reverse repurchase agreements | Financial Services
Credit risk
Financial assets	32,555	6,280
Cash collateral on securities borrowed and reverse repurchase agreements | Government
Credit risk
Financial assets	2,576
Cash collateral on securities borrowed and reverse repurchase agreements | Trade
Credit risk
Financial assets	24,717	20,154
Cash collateral on securities borrowed and reverse repurchase agreements | Manufacturing
Credit risk
Financial assets		6,259
Cash collateral on securities borrowed and reverse repurchase agreements | Mining
Credit risk
Financial assets	12,522	2,978
Cash collateral on securities borrowed and reverse repurchase agreements | Electricity, Gas and Water
Credit risk
Financial assets	7,464	14,236
Cash collateral on securities borrowed and reverse repurchase agreements | Agriculture and livestock
Credit risk
Financial assets	13	19
Cash collateral on securities borrowed and reverse repurchase agreements | Fishing
Credit risk
Financial assets	672	531
Cash collateral on securities borrowed and reverse repurchase agreements | Transportation and telecommunications
Credit risk
Financial assets	7,382	3,800
Cash collateral on securities borrowed and reverse repurchase agreements | Services
Credit risk
Financial assets	3,740
Cash collateral on securities borrowed and reverse repurchase agreements | Other
Credit risk
Financial assets		1,446
Loans and advances to banks
Credit risk
Financial assets	760,285	1,173,446
Loans and advances to banks | Financial Services
Credit risk
Financial assets	409,369	473,105
Loans and advances to banks | Chilean Central Bank
Credit risk
Financial assets	350,916	700,341
Central Bank of Chile
Credit risk
Financial assets	350,916	700,341
Central Bank of Chile | Chilean Central Bank
Credit risk
Financial assets	350,916	700,341
Domestic banks
Credit risk
Financial assets	120,017	208,403
Domestic banks | Financial Services
Credit risk
Financial assets	120,017	208,403
Foreign banks
Credit risk
Financial assets	289,352	264,702
Foreign banks | Financial Services
Credit risk
Financial assets	289,352	264,702
Loans to customers
Credit risk
Financial assets	25,451,513	25,398,424
Loans to customers | Financial Services
Credit risk
Financial assets	1,851,649	2,116,203
Loans to customers | Retail (Individuals)
Credit risk
Financial assets	11,490,695	10,899,389
Loans to customers | Trade
Credit risk
Financial assets	2,035,129	2,243,474
Loans to customers | Manufacturing
Credit risk
Financial assets	1,399,692	1,561,737
Loans to customers | Mining
Credit risk
Financial assets	422,176	432,822
Loans to customers | Electricity, Gas and Water
Credit risk
Financial assets	565,695	566,438
Loans to customers | Agriculture and livestock
Credit risk
Financial assets	1,354,069	1,184,869
Loans to customers | Fishing
Credit risk
Financial assets	145,266	264,042
Loans to customers | Transportation and telecommunications
Credit risk
Financial assets	1,612,930	1,636,994
Loans to customers | Construction
Credit risk
Financial assets	1,493,373	1,647,862
Loans to customers | Services
Credit risk
Financial assets	1,964,238	1,937,428
Loans to customers | Other
Credit risk
Financial assets	1,116,601	907,166
Commercial loans
Credit risk
Financial assets	13,960,818	14,499,035
Commercial loans | Financial Services
Credit risk
Financial assets	1,851,649	2,116,203
Commercial loans | Trade
Credit risk
Financial assets	2,035,129	2,243,474
Commercial loans | Manufacturing
Credit risk
Financial assets	1,399,692	1,561,737
Commercial loans | Mining
Credit risk
Financial assets	422,176	432,822
Commercial loans | Electricity, Gas and Water
Credit risk
Financial assets	565,695	566,438
Commercial loans | Agriculture and livestock
Credit risk
Financial assets	1,354,069	1,184,869
Commercial loans | Fishing
Credit risk
Financial assets	145,266	264,042
Commercial loans | Transportation and telecommunications
Credit risk
Financial assets	1,612,930	1,636,994
Commercial loans | Construction
Credit risk
Financial assets	1,493,373	1,647,862
Commercial loans | Services
Credit risk
Financial assets	1,964,238	1,937,428
Commercial loans | Other
Credit risk
Financial assets	1,116,601	907,166
Residential mortgage loans
Credit risk
Financial assets	7,477,236	6,924,766
Residential mortgage loans | Retail (Individuals)
Credit risk
Financial assets	7,477,236	6,924,766
Consumer loans
Credit risk
Financial assets	4,013,459	3,974,623
Consumer loans | Retail (Individuals)
Credit risk
Financial assets	4,013,459	3,974,623
Financial assets available-for-sale
Credit risk
Financial assets	1,526,315	374,470
Financial assets available-for-sale | Financial Services
Credit risk
Financial assets	1,107,037	192,847
Financial assets available-for-sale | Chilean Central Bank
Credit risk
Financial assets	207,474	20,944
Financial assets available-for-sale | Government
Credit risk
Financial assets	148,894	38,256
Financial assets available-for-sale | Trade
Credit risk
Financial assets	31,833	52,638
Financial assets available-for-sale | Manufacturing
Credit risk
Financial assets	8,589
Financial assets available-for-sale | Mining
Credit risk
Financial assets	7,662	7,943
Financial assets available-for-sale | Electricity, Gas and Water
Credit risk
Financial assets	2,883	10,690
Financial assets available-for-sale | Agriculture and livestock
Credit risk
Financial assets	6,972	51,152
Financial assets available-for-sale | Transportation and telecommunications
Credit risk
Financial assets	4,971
Instruments issued by the Chilean Government and Central Bank | Financial assets held-for-trading
Credit risk
Financial assets	1,317,164	482,346
Instruments issued by the Chilean Government and Central Bank | Financial assets held-for-trading | Chilean Central Bank
Credit risk
Financial assets	1,062,558	423,565
Instruments issued by the Chilean Government and Central Bank | Financial assets held-for-trading | Government
Credit risk
Financial assets	254,606	58,781
Instruments issued by the Chilean Government and Central Bank | Financial assets available-for-sale
Credit risk
Financial assets	356,368	59,200
Instruments issued by the Chilean Government and Central Bank | Financial assets available-for-sale | Chilean Central Bank
Credit risk
Financial assets	207,474	20,944
Instruments issued by the Chilean Government and Central Bank | Financial assets available-for-sale | Government
Credit risk
Financial assets	148,894	38,256
Other instruments issued in Chile | Financial assets held-for-trading
Credit risk
Financial assets	221,092	897,227
Other instruments issued in Chile | Financial assets held-for-trading | Financial Services
Credit risk
Financial assets	221,092	897,227
Other instruments issued in Chile | Financial assets available-for-sale
Credit risk
Financial assets	1,168,913	314,043
Other instruments issued in Chile | Financial assets available-for-sale | Financial Services
Credit risk
Financial assets	1,106,003	191,620
Other instruments issued in Chile | Financial assets available-for-sale | Trade
Credit risk
Financial assets	31,833	52,638
Other instruments issued in Chile | Financial assets available-for-sale | Manufacturing
Credit risk
Financial assets	8,589
Other instruments issued in Chile | Financial assets available-for-sale | Mining
Credit risk
Financial assets	7,662	7,943
Other instruments issued in Chile | Financial assets available-for-sale | Electricity, Gas and Water
Credit risk
Financial assets	2,883	10,690
Other instruments issued in Chile | Financial assets available-for-sale | Agriculture and livestock
Credit risk
Financial assets	6,972	51,152
Other instruments issued in Chile | Financial assets available-for-sale | Transportation and telecommunications
Credit risk
Financial assets	4,971
Instruments issued by foreign institutions | Financial assets held-for-trading
Credit risk
Financial assets	322	385
Instruments issued by foreign institutions | Financial assets held-for-trading | Financial Services
Credit risk
Financial assets	322	385
Instruments issued by foreign institutions | Financial assets available-for-sale
Credit risk
Financial assets	1,034	1,227
Instruments issued by foreign institutions | Financial assets available-for-sale | Financial Services
Credit risk
Financial assets	1,034	1,227
Derivative contracts for trading purposes
Credit risk
Financial assets	1,220,092	875,949
Derivative contracts for trading purposes | Financial Services
Credit risk
Financial assets	890,611	710,074
Derivative contracts for trading purposes | Trade
Credit risk
Financial assets	53,903	36,546
Derivative contracts for trading purposes | Manufacturing
Credit risk
Financial assets	15,909	7,999
Derivative contracts for trading purposes | Mining
Credit risk
Financial assets	3,400	29,043
Derivative contracts for trading purposes | Electricity, Gas and Water
Credit risk
Financial assets	4,763	9,609
Derivative contracts for trading purposes | Agriculture and livestock
Credit risk
Financial assets	3,205	5,508
Derivative contracts for trading purposes | Fishing
Credit risk
Financial assets	228	360
Derivative contracts for trading purposes | Transportation and telecommunications
Credit risk
Financial assets	9,664	403
Derivative contracts for trading purposes | Construction
Credit risk
Financial assets	41	2,019
Derivative contracts for trading purposes | Services
Credit risk
Financial assets	238,368	74,388
Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	506,614	163,716
Derivative contracts for trading purposes | Forwards | Financial Services
Credit risk
Financial assets	245,873	80,886
Derivative contracts for trading purposes | Forwards | Trade
Credit risk
Financial assets	7,666	4,698
Derivative contracts for trading purposes | Forwards | Manufacturing
Credit risk
Financial assets	9,860	4,651
Derivative contracts for trading purposes | Forwards | Mining
Credit risk
Financial assets	2,561	179
Derivative contracts for trading purposes | Forwards | Electricity, Gas and Water
Credit risk
Financial assets	84	121
Derivative contracts for trading purposes | Forwards | Agriculture and livestock
Credit risk
Financial assets	54	182
Derivative contracts for trading purposes | Forwards | Fishing
Credit risk
Financial assets	219	7
Derivative contracts for trading purposes | Forwards | Transportation and telecommunications
Credit risk
Financial assets	2,368	403
Derivative contracts for trading purposes | Forwards | Construction
Credit risk
Financial assets	29	12
Derivative contracts for trading purposes | Forwards | Services
Credit risk
Financial assets	237,900	72,577
Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	710,123	709,091
Derivative contracts for trading purposes | Swaps | Financial Services
Credit risk
Financial assets	643,735	627,621
Derivative contracts for trading purposes | Swaps | Trade
Credit risk
Financial assets	44,773	30,806
Derivative contracts for trading purposes | Swaps | Manufacturing
Credit risk
Financial assets	5,563	2,910
Derivative contracts for trading purposes | Swaps | Mining
Credit risk
Financial assets	839	28,864
Derivative contracts for trading purposes | Swaps | Electricity, Gas and Water
Credit risk
Financial assets	4,679	9,488
Derivative contracts for trading purposes | Swaps | Agriculture and livestock
Credit risk
Financial assets	2,862	5,234
Derivative contracts for trading purposes | Swaps | Fishing
Credit risk
Financial assets	9	353
Derivative contracts for trading purposes | Swaps | Transportation and telecommunications
Credit risk
Financial assets	7,244
Derivative contracts for trading purposes | Swaps | Construction
Credit risk
Financial assets		2,007
Derivative contracts for trading purposes | Swaps | Services
Credit risk
Financial assets	419	1,808
Derivative contracts for trading purposes | Call Options
Credit risk
Financial assets	514	1,558
Derivative contracts for trading purposes | Call Options | Financial Services
Credit risk
Financial assets	269	732
Derivative contracts for trading purposes | Call Options | Trade
Credit risk
Financial assets	32	451
Derivative contracts for trading purposes | Call Options | Manufacturing
Credit risk
Financial assets	90	285
Derivative contracts for trading purposes | Call Options | Agriculture and livestock
Credit risk
Financial assets	67	90
Derivative contracts for trading purposes | Call Options | Transportation and telecommunications
Credit risk
Financial assets	52
Derivative contracts for trading purposes | Call Options | Construction
Credit risk
Financial assets	1
Derivative contracts for trading purposes | Call Options | Services
Credit risk
Financial assets	3
Derivative contracts for trading purposes | Put Options
Credit risk
Financial assets	2,841	1,584
Derivative contracts for trading purposes | Put Options | Financial Services
Credit risk
Financial assets	734	835
Derivative contracts for trading purposes | Put Options | Trade
Credit risk
Financial assets	1,432	591
Derivative contracts for trading purposes | Put Options | Manufacturing
Credit risk
Financial assets	396	153
Derivative contracts for trading purposes | Put Options | Agriculture and livestock
Credit risk
Financial assets	222	2
Derivative contracts for trading purposes | Put Options | Construction
Credit risk
Financial assets	11
Derivative contracts for trading purposes | Put Options | Services
Credit risk
Financial assets	46	3
Hedge derivative contracts
Credit risk
Financial assets	27,849	63,700
Hedge derivative contracts | Financial Services
Credit risk
Financial assets	27,849	63,700
Hedge derivative contracts | Swaps
Credit risk
Financial assets	27,849	63,700
Hedge derivative contracts | Swaps | Financial Services
Credit risk
Financial assets	$ 27,849	$ 63,700